Analysis of cash flows	6 Months Ended
Jun. 30, 2025
Analysis of cash flows [Abstract]
Analysis of cash flows
6. Analysis of cash flows
The following table analyses the net cash outflow from operating activities presented within the cash flow statement:
Net cash outflow from operating activities:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Profit for the period	70	246
Taxation	28	92
Revaluation and retranslation of financial instruments	11	(35)
Finance costs	178	210
Finance and investment income	(49)	(74)
Earnings from associates	(17)	(16)
Operating profit	221	423
Adjustments for:
Non-cash share-based incentive plans (including share options)	41	56
Depreciation of property, plant and equipment	82	81
Depreciation of right-of-use assets	101	110
Goodwill impairment	116	—
Impairment of investments in associates	—	23
Property-related impairment charges	5	4
Amortisation and impairment of acquired intangible assets	32	57
Amortisation of other intangible assets	20	14
Gains on disposal of investments and subsidiaries	(2)	(8)
Gains on sale of property, plant and equipment	—	(2)
Operating cash flow before movements in working capital and provisions	616	758
Decrease in trade receivables and accrued income	375	430
Decrease in trade payables and deferred income	(1,303)	(1,055)
Increase in other receivables	(219)	(109)
Decrease in other payables	(186)	(337)
(Decrease) / increase in provisions	(15)	15
Cash used by operations	(732)	(298)
Corporation and overseas tax paid	(168)	(168)
Interest paid on lease liabilities	(50)	(47)
Other interest and similar charges paid	(117)	(118)
Interest received	24	69
Investment income	5	5
Dividends from associates	15	18
Contingent consideration liability payments recognised in operating activities[1]	(13)	(1)
Net cash outflow from operating activities	(1,036)	(540)

[1] Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities.